SUBSEQUENT EVENT (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Line Of Credit Facility, Maximum Borrowing Capacity	$ 4.0
Line Of Credit Facility, Expiration Date	Dec. 26, 2013
Subsequent Event [Member]
Cash For Advances From Bank	2
Line Of Credit Facility, Maximum Borrowing Capacity	$ 4.0
Line Of Credit Facility, Expiration Date	Dec. 26, 2013
Subsequent Event [Member] | Streamline Period [Member]
Line Of Credit Facility, Interest Rate Description	prime rate plus 0.25%.
Subsequent Event [Member] | Non Streamline Period [Member]
Line Of Credit Facility, Interest Rate Description	the prime rate plus 2.95%.